Income Taxes Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Income Taxes Disclosure

12. Income Taxes

The Company has non-capital losses carried forward of $947,075 available to offset taxable income in future years which expires beginning in fiscal 2026.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 27% (2017 - 26%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2018 $	2017 $
Income (loss) before income tax	(328,497)	78,424
Statutory tax rate	27%	26%
Expected tax expense (recovery)	(88,690)	20,390

Permanent differences and other	27,420	905
Effect of foreign exchange	93,130	-
Effect of change in tax rate	(12,620)	-
Change in valuation allowance	(19,240)	(21,295)

Provision for income taxes	--	--

The significant components of deferred income tax assets and liabilities at December 31, 2018 and 2017, are as follows:

	2018 $	2017 $

Deferred income tax assets (liability)

Non-capital losses carried forward	255,710	282,166
Marketable securities	19,681	19,182
Resource pool	15,257	8,589
Asset retirement obligation	(1,039)	(1,088)

Total gross deferred income tax assets	289,609	308,849

Valuation allowance	(289,609)	(308,849)

Net deferred income tax asset	--	--